Fair Value Measurements (Details) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended
	Jan. 10, 2025	Nov. 27, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Fair Value Measurements [Line Items]
Fair value of public warrants						$ (285,738)	$ (26,558)
Public Warrants [Member]
Fair Value Measurements [Line Items]
Public warrants per share		$ 0.06
IPO [Member]
Fair Value Measurements [Line Items]
Fair value of public warrants		$ 525,000				$ 525,000
Over-Allotment Option [Member]
Fair Value Measurements [Line Items]
Forfeiture of founder shares issued	875,000
Public Warrants [Member]
Fair Value Measurements [Line Items]
Public warrants per share						$ 0.06